SELLING AND MARKETING EXPENSES: - Schedule of selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SELLING AND MARKETING EXPENSES
Sales and marketing expense	$ 2,335	$ 1,752	$ 1,088
Salaries and related expenses
SELLING AND MARKETING EXPENSES
Sales and marketing expense	$ 2,335	$ 1,752	$ 1,088